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Merrill Lynch Investment Managers


Semi-Annual Report

February 28, 2001


Merrill Lynch
Global Growth
Fund, Inc.

www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Global Growth Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH GLOBAL GROWTH FUND, INC.


Worldwide
Investments as of
February 28, 2001

                                         Percent of
Ten Largest Industries                   Net Assets

Insurance                                   19.9%
Pharmaceuticals                             18.3
Media                                        6.8
Food Products                                6.8
Energy Equipment & Services                  6.8
Oil & Gas                                    6.5
Wireless Telecommunication Services          6.4
Banks                                        4.9
Multi-Utilities                              3.6
Industrial Conglomerates                     3.0


                                        Country of        Percent of
Ten Largest Equity Holdings             Origin            Net Assets

American International Group, Inc.      United States       3.7%
Vodafone AirTouch PLC                   United Kingdom      3.6
Enron Corp.                             United States       3.6
Novartis AG (Registered Shares)         Switzerland         3.3
Nestle SA (Registered Shares)           Switzerland         3.3
Wells Fargo Company                     United States       3.1
General Electric Company                United States       3.0
GlaxoSmithKline PLC                     United Kingdom      2.9
NTT DoCoMo, Inc.                        Japan               2.8
Merck & Co., Inc.                       United States       2.7






Merrill Lynch Global Growth Fund, Inc., February 28, 2001


DEAR SHAREHOLDER


Portfolio Matters
For the six months ended February 28, 2001, Merrill Lynch Global Growth Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of -25.58%, -25.96%, -25.98% and -25.69%, respectively. (Investment results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 3 and 4 of this report to shareholders.) The Fund underperformed the -17.18% total return of the Lipper, Inc. Global Funds Average for the same period.

The downtrend in global stock markets during the past six months was a major factor in the Fund's negative returns, as was our relatively meaningful weighting in the stocks of companies in the wireline communications industry. Both the commercial communication data services and consumer long-distance communications segments of the wireline communications sector declined substantially in absolute and relative terms during the six months ended February 28, 2001. From our perspective, the deregulation of telecommunications on a global basis has been detrimental to the profitability of most companies in the industry. It appears that major companies have used substantial debt leverage to build up an overabundance of telecommunications capacity over a relatively short time. As a result, the managements of these companies have engaged in significant price cuts to sign up commercial customers and generate cash flow. The near-term result is declining profitability for wireline communications companies and diminished capital investment in communications equipment. Consequently, we have substantially reduced our weighting in wireline communications companies.

Contributing favorably to Fund performance during the six months ended February 28, 2001 was our timely and aggressive reduction in the Fund's investment weighting in technology stocks, a process we began in the last week of August 2000 and into early September 2000. Prior to this, the percentage of the Fund's net assets invested in technology companies ranged from 40% to 50%. Funds from the technology liquidation were reinvested in stocks of companies in the pharmaceutical, insurance, energy and oil services industries. Our investments in these industries contributed positively to the Fund's comparative investment performance during the six-month period.

The Fund's five largest industries at February 28, 2001 were: insurance, pharmaceuticals, media, food products and energy equipment & services, which together represented almost 60% of net assets. Our ten largest equity holdings were: American International Group, Inc., Vodafone AirTouch PLC, Enron Corp., Novartis AG, Nestle SA, Wells Fargo Company, General Electric Company, GlaxoSmithKline PLC, NTT DoCoMo Inc. and Merck & Co., Inc. (For complete listings, see page 1 of this report to shareholders.)


Market Outlook
In January 2001, the US Federal Reserve Board Open Market Committee finally began to ease monetary policy after more than 18 months of tightening that began in late June 1999. The downtrend in global stock markets during the past six months may be attributed to global monetary policy tightening by central banks. It is possible that, after a period of such tightening, there has been a significant reduction in real growth potential over the near term. The start of an easing program by the US Federal Reserve Board, marked by two reductions in short-term interest rate targets in January 2001, could be positive for the US stock market in the remainder of the year. In addition, the new Administration in the White House is proposing reductions in personal income tax rates, which could promote a higher rate of growth in consumer spending over several years. At February 28, 2001, more than 44% of the Fund's net assets were invested in US stocks. At the other end of the spectrum, we had just 7.5% of the Fund's net assets invested in Japan, where the real economy, financial markets and political climate remain in turmoil. The Fund's sector weightings reflect our anticipation of a continued slowdown in real growth rates for the major economies around the globe. If the central banks of the major economies embark on an aggressive easing of monetary policies in the coming months, these actions could reverse the downtrends in the global equity markets that we have seen over the past six months.


In Conclusion
The six-month period ended February 28, 2001 was a challenging one given the extreme volatility and downtrends in the major equity markets. We continue to focus on large-capitalization, high-quality growth companies worldwide. We believe that the most optimistic factor in the outlook for the remainder of 2001 is the potential for a widening program of easing monetary policy by the world's major central banks.

We thank you for your investment in Merrill Lynch Global Growth
Fund, Inc., and we look forward to sharing our investment outlook and strategy with you again in our annual report to shareholders.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Lawrence R. Fuller)
Lawrence R. Fuller
Senior Vice President and
Portfolio Manager


April 2, 2001



PERFORMANCE DATA



About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.




Merrill Lynch Global Growth Fund, Inc., February 28, 2001


PERFORMANCE DATA (CONCLUDED)


Average Annual
Total Return


                                     % Return Without % Return With
                                       Sales Charge   Sales Charge**
Class A Shares*
Year Ended 12/31/00                       -15.17%        -19.62%
Inception (10/31/97) through 12/31/00     +15.96         +14.00

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                       Without CDSC    With CDSC**
Class B Shares*
Year Ended 12/31/00                       -16.01%        -18.97%
Inception (10/31/97) through 12/31/00     +14.78         +14.54

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                       Without CDSC    With CDSC**
Class C Shares*
Year Ended 12/31/00                       -15.97%        -16.71%
Inception (10/31/97) through 12/31/00     +14.79         +14.79

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge   Sales Charge**
Class D Shares*
Year Ended 12/31/00                       -15.36%        -19.80%
Inception (10/31/97) through 12/31/00     +15.67         +13.71

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

Recent
Performance
Results*

                                                      6 Month              12 Month       Since Inception
As of February 28, 2001                             Total Return         Total Return      Total Return
ML Global Growth Fund, Inc. Class A Shares            -25.58%               -29.86%             +45.79%
ML Global Growth Fund, Inc. Class B Shares            -25.96                -30.57              +40.94
ML Global Growth Fund, Inc. Class C Shares            -25.98                -30.59              +40.86
ML Global Growth Fund, Inc. Class D Shares            -25.69                -30.02              +44.60

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The
Fund commenced operations on 10/31/97.



Merrill Lynch Global Growth Fund, Inc., February 28, 2001


SCHEDULE OF INVESTMENTS                                                                                (IN US DOLLARS)
NORTH                                    Shares                                                                Percent of
AMERICA          Industries               Held             Investments                   Cost         Value    Net Assets
Canada           Media                1,450,000    Rogers Communications,
                                                   Inc. 'B'                       $   25,554,415   $   22,449,046      0.9%

                                                   Total Investments in Canada        25,554,415       22,449,046      0.9

United States    Banks                1,500,000    Wells Fargo Company                69,775,853       74,460,000      3.1

                 Diversified          1,259,600    ++Infonet Services
                 Telecommunication                 Corporation (Class B)              18,581,747        6,638,092      0.3
                 Services

                 Energy Equipment &     375,000    Baker Hughes Incorporated          13,202,965       14,700,000      0.6
                 Services               400,000    Diamond Offshore Drilling,
                                                   Inc.                               17,812,780       16,760,000      0.7
                                      1,275,000    Halliburton Company                60,228,062       50,770,500      2.1
                                        900,000    ++Rowan Companies, Inc.            27,115,388       25,695,000      1.1
                                      1,067,700    ++Weatherford International,
                                                   Inc.                               52,330,511       55,552,431      2.3
                                                                                  --------------   --------------    ------
                                                                                     170,689,706      163,477,931      6.8

                 Financials             660,000    T. Rowe Price Group Inc.           24,841,972       23,512,500      1.0

                 Gas Utilities          500,000    El Paso Corporation                18,280,128       35,150,000      1.5

                 Industrial           1,580,000    General Electric Company           52,924,020       73,470,000      3.0
                 Conglomerates

                 Insurance              870,000    AFLAC Incorporated                 52,564,760       52,339,200      2.2
                                      1,100,000    American International
                                                   Group, Inc.                        97,801,808       89,980,000      3.7
                                      1,500,000    Lincoln National Corporation       74,841,849       65,805,000      2.7
                                          5,500    ++Markel Corporation                  967,774          988,625      0.1
                                        120,000    Marsh & McLennan Companies, Inc.   15,963,269       12,840,000      0.5
                                                                                  --------------   --------------    ------
                                                                                     242,139,460      221,952,825      9.2

                 Internet &              23,000    ++Amazon.com, Inc.                    865,203          232,875      0.0
                 Catalog Retail

                 Internet Software &    830,000    ++Commerce One, Inc.               45,205,966       14,473,125      0.6
                 Services             1,815,000    ++Exodus Communications, Inc.      89,195,275       26,544,375      1.1
                                                                                  --------------   --------------    ------
                                                                                     134,401,241       41,017,500      1.7

                 Media                1,134,000    ++AOL Time Warner Inc.             35,137,055       49,930,020      2.1
                                        556,200    ++Clear Channel
                                                   Communications, Inc.               29,607,467       31,786,830      1.3
                                      1,250,000    The Walt Disney Company            47,295,466       38,687,500      1.6
                                                                                  --------------   --------------    ------
                                                                                     112,039,988      120,404,350      5.0

                 Multi-Utilities      1,274,000    Enron Corp.                        49,555,997       87,269,000      3.6
                 Oil & Gas              305,000    ++Noble Drilling Corporation       12,869,894       14,197,750      0.6



SCHEDULE OF INVESTMENTS (CONTINUED)                                                                    (IN US DOLLARS)
NORTH AMERICA                            Shares                                                                Percent of
(concluded)      Industries               Held             Investments                   Cost         Value    Net Assets
United States    Pharmaceuticals        945,000    ++Immunex Corporation          $   35,158,216   $   30,712,500      1.3%
(concluded)                             825,000    Merck & Co., Inc.                  55,682,624       66,165,000      2.7
                                        545,000    Pfizer Inc.                        15,062,695       24,525,000      1.0
                                      1,199,900    Pharmacia Corporation              70,513,489       62,034,830      2.6
                                                                                  --------------   --------------    ------
                                                                                     176,417,024      183,437,330      7.6

                 Semiconductor          125,000    ++Transmeta Corporation             4,342,160        2,546,875      0.1
                 Equipment & Products

                 Software               545,000    ++Rational Software Corporation    22,923,269       19,040,938      0.8

                                                   Total Investments in the
                                                   United States                   1,110,647,662    1,066,807,966     44.3

                                                   Total Investments in
                                                   North America                   1,136,202,077    1,089,257,012     45.2

PACIFIC
BASIN

Australia        Diversified          4,000,000    ++Cable & Wireless
                 Telecommunication                 Optus Limited                       8,573,805        8,072,680      0.3
                 Services

                                                   Total Investments in Australia      8,573,805        8,072,680      0.3

Japan            Automobiles            100,000    Honda Motor Co., Ltd.               3,737,654        3,913,210      0.1
                                        182,400    Toyota Motor Corporation            5,524,203        6,344,618      0.3
                                                                                  --------------   --------------    ------
                                                                                       9,261,857       10,257,828      0.4

                 Computers &            400,000    Fujitsu Limited                     8,992,586        5,480,200      0.2
                 Peripherals

                 Household Durables     440,000    Sony Corporation                   32,578,810       31,697,856      1.3

                 Leisure Equipment       50,000    Fuji Photo Film                     1,994,128        1,811,671      0.1
                 & Products

                 Office Electronics      25,000    Canon, Inc.                           561,859          814,186      0.1

                 Road & Rail             10,000    East Japan Railway Company         61,589,436       56,183,128      2.3

                 Semiconductor           93,000    Tokyo Electron Limited             11,879,673        6,239,908      0.3
                 Equipment & Products

                 Wireless                 3,900    NTT DoCoMo, Inc.                   76,839,294       67,496,483      2.8
                 Telecommunication
                 Services
                                                   Total Investments in Japan        203,697,643      179,981,260      7.5

                                                   Total Investments in the
                                                   Pacific Basin                     212,271,448      188,053,940      7.8

WESTERN
EUROPE

France           Food & Drug Retailing  120,000    Carrefour SA                        5,808,809        6,968,729      0.3

                 Food Products          200,000    Groupe Danone                      26,333,169       27,588,000      1.1

                 Insurance              225,000    Axa                                30,783,213       28,201,833      1.2

                 Oil & Gas              350,000    Total Fina SA 'B'                  55,276,591       49,405,510      2.1

                 Personal Products       75,000    L'Oreal SA                          3,826,555        5,552,085      0.2

                 Pharmaceuticals        500,000    Aventis SA                         33,783,642       40,278,480      1.7
                                        375,093    Aventis SA                         22,691,998       30,009,390      1.2
                                        560,300    Sanofi-Synthelabo SA               32,151,333       30,193,760      1.3
                                                                                  --------------   --------------    ------
                                                                                      88,626,973      100,481,630      4.2

                                                   Total Investments in France       210,655,310      218,197,787      9.1

Germany          Chemicals              125,000    BASF AG                             4,344,888        5,609,560      0.2

                 Insurance              169,000    Allianz AG (Registered Shares)     54,855,000       55,870,758      2.3
                                        155,100    Muenchener Rueckversicherungs-
                                                   Gesellschaft AG
                                                   (Registered Shares)                45,853,114       50,205,746      2.1
                                                                                  --------------   --------------    ------
                                                                                     100,708,114      106,076,504      4.4

                 Multiline Retail       180,000    Metro AG                            7,700,813        8,648,838      0.4

                                                   Total Investments in Germany      112,753,815      120,334,902      5.0

Italy            Banks                2,000,000    Banca di Roma SpA                   3,184,735        2,140,829      0.1
                                        938,000    San Paolo-IMI SpA                  14,247,718       14,275,778      0.6
                                      1,000,000    Unicredito Italiano SpA             4,682,799        4,855,488      0.2
                                                                                  --------------   --------------    ------
                                                                                      22,115,252       21,272,095      0.9

                 Insurance            1,545,000    Assicurazioni Generali             54,096,263       53,776,599      2.2
                                      3,603,071    ++Istituto Nazionale delle
                                                   Assicurazioni SpA (INA)             5,872,753       10,072,688      0.4
                                                                                  --------------   --------------    ------
                                                                                      59,969,016       63,849,287      2.6

                                                   Total Investments in Italy         82,084,268       85,121,382      3.5

Netherlands      Beverages              215,000    Heineken NV                        12,405,555       11,872,726      0.5

                 Chemicals              285,000    Akzo Nobel NV                      12,974,386       13,811,932      0.6

                 Diversified Financials 548,200    ING Groep NV                       31,256,333       37,834,560      1.6

                 Food Products          875,000    Koninklijke Ahold NV               27,204,604       28,194,936      1.2

                 Insurance              755,000    Aegon NV                           26,175,731       26,529,127      1.1

                 Oil & Gas              590,000    Royal Dutch Petroleum Company      36,118,085       34,973,676      1.4

                 Semiconductor          200,000    ++ASM Lithography Holding NV        4,513,507        4,360,743      0.2
                 Equipment & Products

                                                   Total Investments in
                                                   the Netherlands                   150,648,201      157,577,700      6.6

Spain            Banks                  600,000    Banco Bilbao Vizcaya, SA           10,260,253        8,927,477      0.4
                                      1,100,000    Banco Santander Central
                                                   Hispano, SA                        11,648,050       11,238,432      0.5
                                                                                  --------------   --------------    ------
                                                                                      21,908,303       20,165,909      0.9

                 Media                2,250,000    Telefonica Publicidad e
                                                   Informacion, SA                    14,051,000       13,035,330      0.5

                                                   Total Investments in Spain         35,959,303       33,201,239      1.4


SCHEDULE OF INVESTMENTS (CONCLUDED)                                                                    (IN US DOLLARS)
WESTERN EUROPE                           Shares                                                                Percent of
(concluded)      Industries               Held             Investments                   Cost         Value    Net Assets
Switzerland      Food Products           36,000    Nestle SA (Registered
                                                   Shares)                        $   72,237,960   $   78,774,852      3.3%

                 Insurance               72,500    Zurich Financial Services AG       42,462,607       34,628,933      1.4

                 Pharmaceuticals         47,000    Novartis AG (Registered Shares)    80,105,674       79,413,696      3.3

                                                   Total Investments in
                                                   Switzerland                       194,806,241      192,817,481      8.0

United Kingdom   Diversified          1,347,000    ++COLT Telecom Group PLC            3,354,626       24,148,732      1.0
                 Telecommunication
                 Services

                 Electric Utilities   2,630,700    ++Energis PLC                      14,197,807       17,244,905      0.7

                 Food Products        3,669,642    Unilever PLC                       29,810,415       27,363,386      1.2

                 Media                  380,000    EMAP PLC                            6,081,240        4,905,262      0.2
                                        250,000    Pearson PLC                         3,653,585        5,462,711      0.2
                                                                                  --------------   --------------    ------
                                                                                       9,734,825       10,367,973      0.4

                 Oil & Gas            5,000,000    BP Amoco PLC                       48,734,379       41,321,895      1.7

                 Pharmaceuticals        150,000    AstraZeneca Group PLC               6,068,419        6,812,704      0.3
                                      2,556,928    ++GlaxoSmithKline PLC              73,034,098       70,253,681      2.9
                                                                                  --------------   --------------    ------
                                                                                      79,102,517       77,066,385      3.2

                 Wireless            32,323,849    Vodafone AirTouch PLC              63,549,013       87,530,341      3.6
                 Telecommunication
                 Services

                                                   Total Investments in the
                                                   United Kingdom                    248,483,582      285,043,617     11.8

                                                   Total Investments in
                                                   Western Europe                  1,035,390,720    1,092,294,108     45.4

SHORT-TERM                                Face
SECURITIES                               Amount               Issue

                 Commercial         $48,392,000    General Motors Acceptance
                 Paper*                            Corp., 5.56% due 3/01/2001         48,392,000       48,392,000      2.0

                                                   Total Investments in
                                                   Short-Term Securities              48,392,000       48,392,000      2.0

                 Total Investments                                                $2,432,256,245    2,417,997,060    100.4
                                                                                  ==============
                 Liabilities in Excess of Other Assets                                               (10,512,116)     (0.4)
                                                                                                   --------------    ------
                 Net Assets                                                                        $2,407,484,944    100.0%
                                                                                                   ==============    ======


++Non-income producing security.
*Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.

See Notes to Financial Statements.


STATEMENT OF ASSETS AND LIABILITIES
                    As of February 28, 2001
Assets:             Investments, at value (identified cost--$2,432,256,245)                               $2,417,997,060
                    Cash                                                                                              53
                    Foreign cash                                                                               9,037,928
                    Receivables:
                      Dividends                                                       $   2,812,825
                      Capital shares sold                                                 1,404,653            4,217,478
                                                                                     --------------
                    Prepaid registration fees and other assets                                                   173,224
                                                                                                          --------------
                    Total assets                                                                           2,431,425,743
                                                                                                          --------------

Liabilities:        Payables:
                      Securities purchased                                               12,184,213
                      Capital shares redeemed                                             7,644,223
                      Distributor                                                         1,545,564
                      Investment adviser                                                  1,324,321           22,698,321
                                                                                     --------------
                    Accrued expenses                                                                           1,242,478
                                                                                                          --------------
                    Total liabilities                                                                         23,940,799
                                                                                                          --------------

Net Assets:         Net assets                                                                            $2,407,484,944
                                                                                                          ==============

Net Assets          Class A Shares of Common Stock, $.10 par value, 100,000,000
Consist of:         shares authorized                                                                     $    1,764,577
                    Class B Shares of Common Stock, $.10 par value, 300,000,000
                    shares authorized                                                                         13,326,710
                    Class C Shares of Common Stock, $.10 par value, 100,000,000
                    shares authorized                                                                          2,514,910
                    Class D Shares of Common Stock, $.10 par value, 100,000,000
                    shares authorized                                                                          3,219,114
                    Paid-in capital in excess of par                                                       2,330,876,474
                    Accumulated investment loss--net                                                         (8,690,029)
                    Undistributed realized capital gains on investments and foreign
                    currency transactions--net                                                                78,944,781
                    Unrealized depreciation on investments and foreign
                    currency transactions--net                                                              (14,471,593)
                                                                                                          --------------
                    Net assets                                                                            $2,407,484,944
                                                                                                          ==============

Net Asset           Class A--Based on net assets of $205,417,691 and
Value:              17,645,772 shares outstanding                                                         $        11.64
                                                                                                          ==============
                    Class B--Based on net assets of $1,537,996,205 and
                    133,267,099 shares outstanding                                                        $        11.54
                                                                                                          ==============
                    Class C--Based on net assets of $290,343,654 and
                    25,149,104 shares outstanding                                                         $        11.54
                                                                                                          ==============
                    Class D--Based on net assets of $373,727,394 and
                    32,191,141 shares outstanding                                                         $        11.61
                                                                                                          ==============

                    See Notes to Financial Statements.



Merrill Lynch Global Growth Fund, Inc., February 28, 2001

STATEMENT OF OPERATIONS
                    For the Six Months Ended February 28, 2001
Investment          Interest and discount earned                                                          $    7,797,773
Income:             Dividends (net of $346,668 foreign withholding tax)                                        7,761,818
                                                                                                          --------------
                    Total income                                                                              15,559,591
                                                                                                          --------------

Expenses:           Investment advisory fees                                         $   10,517,502
                    Account maintenance and distribution fees--Class B                    9,204,593
                    Account maintenance and distribution fees--Class C                    1,715,143
                    Transfer agent fees--Class B                                          1,038,949
                    Account maintenance fees--Class D                                       535,018
                    Custodian fees                                                          253,846
                    Accounting services                                                     222,020
                    Transfer agent fees--Class C                                            207,326
                    Transfer agent fees--Class D                                            203,571
                    Transfer agent fees--Class A                                            113,013
                    Professional fees                                                        55,033
                    Registration fees                                                        52,316
                    Printing and shareholder reports                                         46,875
                    Directors' fees and expenses                                             34,288
                    Pricing fees                                                             16,506
                    Other                                                                    33,621
                                                                                     --------------
                    Total expenses                                                                            24,249,620
                                                                                                          --------------
                    Investment loss--net                                                                     (8,690,029)
                                                                                                          --------------

Realized &          Realized gain (loss) from:
Unrealized Gain       Investments--net                                                  117,831,186
(Loss) on             Foreign currency transactions--net                                  (371,172)          117,460,014
Investments &                                                                        --------------
Foreign Currency    Change in unrealized appreciation/depreciation on:
Transactions--Net:    Investments--net                                              (1,003,347,756)
                      Foreign currency transactions--net                                  (405,976)      (1,003,753,732)
                                                                                     --------------      ---------------
                    Net Decrease in Net Assets Resulting from Operations                                 $ (894,983,747)
                                                                                                         ===============

                      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       For the Six            For the
                                                                                      Months Ended          Year Ended
                                                                                      February 28,           August 31,
                    Increase (Decrease) in Net Assets:                                    2001                 2000
Operations:         Investment loss--net                                            $   (8,690,029)      $  (29,434,807)
                    Realized gain on investments and foreign currency
                    transactions--net                                                   117,460,014          335,396,311
                    Change in unrealized appreciation/depreciation on
                    investments and foreign currency transactions--net              (1,003,753,732)          644,372,425
                                                                                    ---------------      ---------------
                    Net increase (decrease) in net assets resulting
                    from operations                                                   (894,983,747)          950,333,929
                                                                                    ---------------      ---------------
Distributions to    Realized gain on investments--net:
Shareholders:         Class A                                                          (30,910,291)         (12,439,265)
                      Class B                                                         (217,578,882)        (107,572,700)
                      Class C                                                          (40,692,255)         (19,030,320)
                      Class D                                                          (54,078,762)         (22,402,561)
                                                                                    ---------------      ---------------
                    Net decrease in net assets resulting from distributions
                    to shareholders                                                   (343,260,190)        (161,444,846)
                                                                                    ---------------      ---------------
Capital Share       Net increase in net assets derived from capital
Transactions:       share transactions                                                  129,025,090          275,853,659
                                                                                    ---------------      ---------------

Net Assets:         Total increase (decrease) in net assets                         (1,109,218,847)        1,064,742,742
                    Beginning of period                                               3,516,703,791        2,451,961,049
                                                                                    ---------------      ---------------
                    End of period*                                                   $2,407,484,944       $3,516,703,791
                                                                                    ===============      ===============

                    *Accumulated investment loss--net                               $   (8,690,029)      $            --
                                                                                    ===============      ===============

                    See Notes to Financial Statements.



Merrill Lynch Global Growth Fund, Inc., February 28, 2001

FINANCIAL HIGHLIGHTS
                                                                                            Class A

The following per share data and ratios have been derived from       For the Six            For the        For the Period
information provided in the financial statements.                    Months Ended          Year Ended     Oct. 31, 1997++
                                                                     February 28,          August 31,      to August 31,
Increase (Decrease) in Net Assets:                                      2001           2000         1999         1998
Per Share           Net asset value, beginning of period            $     18.01   $     13.55  $     10.78   $     10.00
Operating                                                           -----------   -----------  -----------   -----------
Performance:        Investment income (loss)--net                     .01++++++   (.02)++++++    .11++++++           .06
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                                    (4.47)          5.51         2.93           .72
                                                                    -----------   -----------  -----------   -----------
                    Total from investment operations                     (4.46)          5.49         3.04           .78
                                                                    -----------   -----------  -----------   -----------
                    Less dividends and distributions:
                      In excess of investment income--net                    --            --        (.09)            --
                      Realized gain on investments--net                  (1.91)        (1.03)        (.18)            --
                                                                    -----------   -----------  -----------   -----------
                    Total dividends and distributions                    (1.91)        (1.03)        (.27)            --
                                                                    -----------   -----------  -----------   -----------
                    Net asset value, end of period                  $     11.64   $     18.01  $     13.55    $    10.78
                                                                    ===========   ===========  ===========   ===========

Total Investment    Based on net asset value per share              (25.58%)+++        41.47%       28.46%      7.80%+++
Return:**                                                           ===========   ===========  ===========   ===========


Ratios to Average   Expenses                                              .88%*          .87%         .90%         .98%*
Net Assets:                                                         ===========   ===========  ===========   ===========
                    Investment income (loss)--net                         .21%*        (.09%)         .88%        1.00%*
                                                                    ===========   ===========  ===========   ===========

Supplemental        Net assets, end of period (in thousands)        $   205,418   $   288,517  $   171,140   $    80,525
Data:                                                               ===========   ===========  ===========   ===========
                    Portfolio turnover                                   55.09%        75.48%       46.91%        29.67%
                                                                    ===========   ===========  ===========   ===========

                                                                                            Class B

The following per share data and ratios have been derived from       For the Six            For the        For the Period
information provided in the financial statements.                    Months Ended          Year Ended     Oct. 31, 1997++
                                                                     February 28,          August 31,      to August 31,
Increase (Decrease) in Net Assets:                                      2001           2000         1999         1998
Per Share           Net asset value, beginning of period            $     17.75   $     13.39  $     10.68   $     10.00
Operating                                                           -----------   -----------  -----------   -----------
Performance:        Investment income (loss)--net                   (.06)++++++   (.18)++++++  (.03)++++++        --++++
                    Realized and unrealized gain (loss)
                    on investments and foreign currency
                    transactions--net                                    (4.41)          5.44         2.92           .68
                                                                    -----------   -----------  -----------   -----------
                    Total from investment operations                     (4.47)          5.26         2.89           .68
                                                                    -----------   -----------  -----------   -----------
                    Less dividends and distributions:
                      In excess of investment income--net                    --            --       --++++            --
                      Realized gain on investments--net                  (1.74)         (.90)        (.18)            --
                                                                    -----------   -----------  -----------   -----------
                    Total dividends and distributions                    (1.74)         (.90)        (.18)            --
                                                                    -----------   -----------  -----------   -----------
                    Net asset value, end of period                  $     11.54   $     17.75  $     13.39    $    10.68
                                                                    ===========   ===========  ===========   ===========

Total Investment    Based on net asset value per share              (25.96%)+++        40.04%       27.27%      6.80%+++
Return:**                                                           ===========   ===========  ===========   ===========

Ratios to Average   Expenses                                             1.90%*         1.88%        1.91%        1.99%*
Net Assets:                                                         ===========   ===========  ===========   ===========
                    Investment income (loss)--net                       (.81%)*       (1.11%)       (.27%)         .05%*
                                                                    ===========   ===========  ===========   ===========

Supplemental        Net assets, end of period (in thousands)        $ 1,537,996   $ 2,293,020  $ 1,677,022   $ 1,261,129
Data:                                                               ===========   ===========  ===========   ===========
                    Portfolio turnover                                   55.09%        75.48%       46.91%        29.67%
                                                                    ===========   ===========  ===========   ===========

                                                                                            Class C

The following per share data and ratios have been derived from       For the Six            For the        For the Period
information provided in the financial statements.                    Months Ended          Year Ended     Oct. 31, 1997++
                                                                     February 28,          August 31,      to August 31,
Increase (Decrease) in Net Assets:                                      2001           2000         1999         1998
Per Share           Net asset value, beginning of period            $     17.76   $     13.39  $     10.68   $     10.00
Operating                                                           -----------   -----------  -----------   -----------
Performance:        Investment income (loss)--net                   (.06)++++++   (.19)++++++  (.04)++++++        --++++
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                                    (4.42)          5.45         2.93           .68
                                                                    -----------   -----------  -----------   -----------
                    Total from investment operations                     (4.48)          5.26         2.89           .68
                                                                    -----------   -----------  -----------   -----------
                    Less dividends and distributions:
                      In excess of investment income--net                    --            --           --            --
                      Realized gain on investments--net                  (1.74)         (.89)        (.18)            --
                                                                    -----------   -----------  -----------   -----------
                    Total dividends and distributions                    (1.74)         (.89)        (.18)            --
                                                                    -----------   -----------  -----------   -----------
                    Net asset value, end of period                  $     11.54   $     17.76  $     13.39   $     10.68
                                                                    ===========   ===========  ===========   ===========

Total Investment    Based on net asset value per share              (25.98%)+++        40.05%       27.23%      6.80%+++
Return:**                                                           ===========   ===========  ===========   ===========

Ratios to Average   Expenses                                             1.91%*         1.89%        1.92%        1.99%*
Net Assets:                                                         ===========   ===========  ===========   ===========
                    Investment income (loss)--net                       (.82%)*       (1.12%)       (.30%)         .04%*
                                                                    ===========   ===========  ===========   ===========

Supplemental        Net assets, end of period (in thousands)        $   290,344   $   423,800  $   302,247   $   249,208
Data:                                                               ===========   ===========  ===========   ===========
                    Portfolio turnover                                   55.09%        75.48%       46.91%        29.67%
                                                                    ===========   ===========  ===========   ===========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Amount is less than $.01 per share.
++++++Based on average shares outstanding.
+++Aggregate total investment return.

See Notes to Financial Statements.



Merrill Lynch Global Growth Fund, Inc., February 28, 2001

FINANCIAL HIGHLIGHTS (CONCLUDED)
                                                                                            Class D

The following per share data and ratios have been derived from       For the Six            For the        For the Period
information provided in the financial statements.                    Months Ended          Year Ended     Oct. 31, 1997++
                                                                     February 28,          August 31,      to August 31,
Increase (Decrease) in Net Assets:                                      2001           2000         1999         1998
Per Share           Net asset value, beginning of period            $     17.95   $     13.51  $     10.75   $     10.00
Operating                                                           -----------   -----------  -----------   -----------
Performance:        Investment income (loss)--net                     --+++++++     (.06)++++      .07++++           .07
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                                    (4.47)          5.50         2.94           .68
                                                                    -----------   -----------  -----------   -----------
                    Total from investment operations                     (4.47)          5.44         3.01           .75
                                                                    -----------   -----------  -----------   -----------
                    Less dividends and distributions:
                      In excess of investment income--net                    --            --        (.07)            --
                      Realized gain on investments--net                  (1.87)        (1.00)        (.18)            --
                                                                    -----------   -----------  -----------   -----------
                    Total dividends and distributions                    (1.87)        (1.00)        (.25)            --
                                                                    -----------   -----------  -----------   -----------
                    Net asset value, end of period                  $     11.61   $     17.95  $     13.51    $    10.75
                                                                    ===========   ===========  ===========   ===========

Total Investment    Based on net asset value per share            (25.69%)+++++        41.18%       28.21%    7.50%+++++
Return:**                                                           ===========   ===========  ===========   ===========

Ratios to Average   Expenses                                             1.13%*         1.12%        1.14%        1.22%*
Net Assets:                                                         ===========   ===========  ===========   ===========
                    Investment income (loss)--net                       (.04%)*        (.35%)         .51%         .82%*
                                                                    ===========   ===========  ===========   ===========

Supplemental        Net assets, end of period (in thousands)        $   373,727   $   511,367  $   301,552   $   212,274
Data:                                                               ===========   ===========  ===========   ===========
                    Portfolio turnover                                   55.09%        75.48%       46.91%        29.67%
                                                                    ===========   ===========  ===========   ===========
*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Based on average shares outstanding.
+++Amount is less than $.01 per share.
+++++Aggregate total investment return.

See Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch Global Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Options--The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.


Merrill Lynch Global Growth Fund, Inc., February 28, 2001


NOTES TO FINANCIAL STATEMENTS (continued)


* Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Fund will adopt the provisions to amortize all premiums and discounts on debt securities effective September 1, 2001, as now required under the new AICPA Audit and Accounting Guide for Investment Companies. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund. The impact of this accounting change has not been determined, but will result in an adjustment to the cost of securities and a corresponding adjustment to net unrealized appreciation/depreciation, based on securities held as of August 31, 2001.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of investment income are due primarily to differing tax treatments for foreign currency transactions.


2. Investment Advisory Agreement and Transactions with
Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at an annual rate of .75% of the average daily net assets not exceeding $1.5 billion and .725% of the average daily net assets in excess of $1.5 billion.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                 Account
                              Maintenance   Distribution
                                  Fee          Fee

Class B                           .25%        .75%
Class C                           .25%        .75%
Class D                           .25%         --

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended February 28, 2001, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

                              FAMD       MLPF&S

Class A                      $  121    $   2,514
Class D                      $8,895     $126,145

For the six months ended February 28, 2001, MLPF&S received contingent deferred sales charges of $2,537,129 and $43,688 relating to transactions in Class B and Class C Shares, respectively.
Furthermore MLPF&S received contingent deferred sales charges of $1,830 and $458 relating to transactions subject to front-end sales charge waivers in Class A and Class D Shares, respectively.

In addition, MLPF&S received $869,756 in commissions on the execution of portfolio security transactions for the Fund for the six months ended February 28, 2001.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services were provided to the Fund by MLIM through December 31, 2000. Up to this date, the Fund reimbursed MLIM $141,670 for these services. As of January 1, 2001, accounting services are provided for the Fund by State Street Bank and Trust Company ("State Street") pursuant to an agreement between State Street and the Fund. The Fund will pay the cost of these services. In addition, the Fund will reimburse MLIM for the cost of certain additional accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, FDS, FAMD, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for six months ended February 28, 2001 were $1,453,344,709 and $1,517,909,651, respectively.

Net realized gains (losses) for the six months ended February 28, 2001 and net unrealized losses as of February 28, 2001 were as follows:

                                     Realized
                                      Gains       Unrealized
                                     (Losses)       Losses

Long-term investments            $117,831,186  $(14,259,185)
Foreign currency transactions       (371,172)      (212,408)
                                 ------------   ------------
Total                            $117,460,014  $(14,471,593)
                                 ============   ============

As of February 28, 2001, net unrealized depreciation for Federal income tax purposes aggregated $14,259,185, of which $243,117,394 related to appreciated securities and $257,376,579 related to depreciated securities. At February 28, 2001, the aggregate cost of investments for Federal income tax purposes was $2,432,256,245.


4. Capital Share Transactions:
Net increase in net assets derived from capital share transactions was $129,025,090 and $275,853,659 for the six months ended February 28, 2001 and for the year ended August 31, 2000, respectively.

Transactions in capital shares for each class were as follows:


Class A Shares for the Six Months                   Dollar
Ended February 28, 2001               Shares        Amount

Shares sold                         2,071,495  $  29,411,127
Shares issued to shareholders in
reinvestment of distributions       1,466,443     18,491,842
                                 ------------   ------------
Total issued                        3,537,938     47,902,969
Shares redeemed                   (1,907,957)   (26,371,640)
                                 ------------   ------------
Net increase                        1,629,981  $  21,531,329
                                 ============   ============


Class A Shares for the Year                         Dollar
Ended August 31, 2000                 Shares        Amount

Shares sold                         6,687,519  $ 115,892,549
Shares issued to shareholders in
reinvestment of distributions         415,979      6,655,660
                                 ------------   ------------
Total issued                        7,103,498    122,548,209
Shares redeemed                   (3,713,949)   (59,832,864)
                                 ------------   ------------
Net increase                       3,389,549    $ 62,715,345
                                 ============   ============


Class B Shares for the Six Months                   Dollar
Ended February 28, 2001               Shares        Amount

Shares sold                         4,807,736   $ 69,335,156
Shares issued to shareholders in
reinvestment of distributions      14,558,696    182,274,878
                                 ------------   ------------
Total issued                       19,366,432    251,610,034
Automatic conversion of shares    (1,138,410)   (16,197,395)
Shares redeemed                  (14,124,153)  (191,969,123)
                                 ------------   ------------
Net increase                        4,103,869   $ 43,443,516
                                 ============   ============


Merrill Lynch Global Growth Fund, Inc., February 28, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)


Class B Shares for the Year                         Dollar
Ended August 31, 2000                 Shares        Amount

Shares sold                        21,942,098  $ 377,511,827
Shares issued to shareholders in
reinvestment of distributions       5,761,166     91,487,315
                                 ------------   ------------
Total issued                       27,703,264    468,999,142
Automatic conversion of shares    (2,166,014)   (36,973,591)
Shares redeemed                  (21,598,145)  (351,813,805)
                                 ------------   ------------
Net increase                        3,939,105   $ 80,211,746
                                 ============   ============


Class C Shares for the Six Months                   Dollar
Ended February 28, 2001               Shares        Amount

Shares sold                         1,232,757   $ 17,564,684
Shares issued to shareholders in
reinvestment of distributions       2,766,633     34,665,905
                                 ------------   ------------
Total issued                        3,999,390     52,230,589
Shares redeemed                   (2,707,663)   (36,917,043)
                                 ------------   ------------
Net increase                        1,291,727   $ 15,313,546
                                 ============   ============


Class C Shares for the Year                         Dollar
Ended August 31, 2000                 Shares        Amount

Shares sold                         4,726,273   $ 81,730,041
Shares issued to shareholders in
reinvestment of distributions       1,027,093     16,320,513
                                 ------------   ------------
Total issued                       5,753,366      98,050,554
Shares redeemed                   (4,460,422)   (72,690,484)
                                 ------------   ------------
Net increase                       1,292,944    $ 25,360,070
                                 ============   ============


Class D Shares for the Six Months                   Dollar
Ended February 28, 2001               Shares        Amount

Shares sold                         3,113,128   $ 43,733,264
Automatic conversion of shares 1,128,057 16,197,395 Shares issued to shareholders in
reinvestment of distributions       3,824,916     48,117,445
                                 ------------   ------------
Total issued                        8,066,101    108,048,104
Shares redeemed                   (4,366,493)   (59,311,405)
                                 ------------   ------------
Net increase                        3,699,608   $ 48,736,699
                                 ============   ============


Class D Shares for the Year                         Dollar
Ended August 31, 2000                 Shares        Amount

Shares sold                         8,301,541   $142,663,667
Automatic conversion of shares 2,146,083 36,973,591 Shares issued to shareholders in
reinvestment of distributions       1,229,945     19,642,213
                                 ------------   ------------
Total issued                       11,677,569    199,279,471
Shares redeemed                   (5,498,672)   (91,712,973)
                                 ------------   ------------
Net increase                       6,178,897    $107,566,498
                                 ============   ============

5. Short-Term Borrowings:
On December 1, 2000, the Fund, along with certain other funds managed by MLIM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus
 .50% or a base rate as determined by Bank One, N.A. The Fund did not borrow under the facility during the six months ended February 28, 2001.


OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
M. Colyer Crum, Director
Laurie Simon Hodrick, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Robert C. Doll Jr., Senior Vice President
Lawrence R. Fuller, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Thomas D. Jones, III, Secretary


Jack B. Sunderland and Arthur Zeikel, Directors of Merrill Lynch
Global Growth Fund, Inc., have recently retired. The Fund's Board of Directors wishes Messrs. Sunderland and Zeikel well in their retirements.

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863